Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 3,002	$ 5,239
Accounts receivable	1	4
Other receivables	12	14
Inventory	22	23
Security deposit	28	28
Prepaid expenses	69	20
Total current assets	3,134	5,328
Non-current assets
Property and equipment	23	25
Operating lease right-of-use asset, net	214	136
Security deposit
Total assets	3,371	5,489
Current liabilities
Accounts payable and accrued liabilities	1,705	1,894
Operation lease liability due within one year	101	144
Total current liability	1,806	2,038
Long term operating lease liability	124	3
Total liabilities	1,930	2,041
Stockholders’ Equity
Share capital - unlimited authorized shares at no par value 71,718 and 71,218 shares outstanding at March 31, 2020 and December 31, 2019, respectively	138,934	136,554
Share capital subscription receivable	(589)	(589)
Additional paid-in capital	33,998	35,770
Accumulated deficit	(170,902)	(168,287)
Total Stockholders' equity	1,441	3,448
Total liabilities and stockholders' equity	$ 3,371	$ 5,489